Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	¥ 2,933	¥ 6,035	¥ 13,235
Additions for tax positions of the current year	869	149	73
Additions for tax positions of prior years	4,903	431	805
Reductions for tax positions of prior years	(1,546)	(2,139)	(8,354)
Settlements with tax authorities	(41)	(1,264)	(2,471)
Additions from acquisitions			4,066
Other	593	(279)	(1,319)
Balance at end of year	¥ 7,711	¥ 2,933	¥ 6,035